Property, Plant And Equipment - Summary Of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 220,594
Ending balance	236,779	$ 220,594
Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	114,641
Ending balance	111,766	114,641
Facility Equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance		99,148
Ending balance	117,221
Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	6,365
Ending balance	7,063	6,365
Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	440
Ending balance	729	440
Cost
Property, Plant and Equipment [Roll Forward]
Beginning balance	271,707	122,456
Reclassification of assets	2,652	0
Additions	31,369	153,219
Disposals	(1,392)	(2,959)
Translation difference	572	(1,009)
Ending balance	304,908	271,707
Cost | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	115,000	0
Reclassification of assets	0	0
Additions	0	115,000
Disposals	0	0
Translation difference	0	0
Ending balance	115,000	115,000
Cost | Facility Equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	145,150	88,510
Reclassification of assets	2,771	25,486
Additions	29,351	35,156
Disposals	(1,233)	(2,959)
Translation difference	679	(1,043)
Ending balance	176,718	145,150
Cost | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	9,598	32,395
Reclassification of assets	(112)	(25,486)
Additions	1,500	2,706
Disposals	(23)	0
Translation difference	(85)	(17)
Ending balance	10,878	9,598
Cost | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	1,959	1,551
Reclassification of assets	(7)	0
Additions	518	357
Disposals	(136)	0
Translation difference	(22)	51
Ending balance	2,312	1,959
Depreciation
Property, Plant and Equipment [Roll Forward]
Beginning balance	(51,113)	(43,926)
Reclassification of assets	3,211	0
Disposals	895	2,597
Translation difference	347	(23)
Depreciation	14,353	9,807
Ending balance	(68,129)	(51,113)
Depreciation | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	(359)	0
Reclassification of assets	0	0
Disposals	0	0
Translation difference	0	0
Depreciation	2,875	359
Ending balance	(3,234)	(359)
Depreciation | Facility Equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(46,002)	(33,853)
Reclassification of assets	3,330	5,985
Disposals	737	2,597
Translation difference	330	9
Depreciation	10,572	8,752
Ending balance	(59,497)	(46,002)
Depreciation | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	(3,233)	(8,614)
Reclassification of assets	(112)	(5,985)
Disposals	22	0
Translation difference	40	(17)
Depreciation	676	621
Ending balance	(3,815)	(3,233)
Depreciation | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,519)	(1,459)
Reclassification of assets	(7)	0
Disposals	136	0
Translation difference	(23)	(15)
Depreciation	230	75
Ending balance	$ (1,583)	$ (1,519)